RELATED PARTY TRANSACTIONS - Finance cost (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions with related parties
Total	Rp 1,123	Rp 1,456	Rp 1,501
% of total finance costs	27.55%	33.14%	32.61%
Ministry of Finance
Transactions with related parties
Total	Rp 10	Rp 17	Rp 25
% of total finance costs	0.25%	0.39%	0.54%
State-owned banks
Transactions with related parties
Total	Rp 1,004	Rp 1,247	Rp 1,163
% of total finance costs	24.63%	28.38%	25.27%
Sarana Multi Infrastruktur
Transactions with related parties
Total	Rp 109	Rp 192	Rp 313
% of total finance costs	2.67%	4.37%	6.80%